SUPPLEMENT TO THE
FIDELITY® CONNECTICUT MUNICIPAL MONEY MARKET FUND
and SPARTAN® CONNECTICUT MUNICIPAL INCOME FUND

January 26, 2002

Revised March 25, 2002

STATEMENT OF ADDITIONAL INFORMATION

The following information supplements similar information found in the "Investment Policies and Limitations" section on page 11.

Swap Agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease the fund's exposure to long-term interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

The most significant factor in the performance of swap agreements is the change in the specific interest rate, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. A fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

Effective May 1, 2002, the following information for Fidelity Connecticut Municipal Money Market Fund on page 3 is no longer applicable.

For purposes of normally investing at least 65% of the fund's total assets in municipal securities whose interest is exempt from Connecticut personal income tax, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

The following information replaces similar information found in the "Performance" section on page 26.

In addition to average annual returns, a fund may quote unaveraged or cumulative returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to return. Returns may be quoted on a before-tax or after-tax basis. After-tax returns reflect the return of a hypothetical investment after payment of federal and/or state taxes using assumed tax rates. After-tax returns may assume that taxes are paid at the time of distribution or once a year or are paid in cash or by selling shares, that shares are held through the entire period, sold on the last day of the period, or sold at a future date, and distributions are reinvested or paid in cash. Returns may or may not include the effect of a fund's short-term trading fee or the effect of a fund's small balance maintenance fee. Excluding a fund's short-term trading fee or small balance maintenance fee from a return calculation produces a higher return figure. Returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration.

The following information replaces similar information found in the "Performance" section on page 26.

As of November 30, 2001, an estimated 20.47% of Connecticut Municipal Money Market's income was subject to state income taxes. Note that the fund may invest in securities whose income is subject to the federal alternative minimum tax.

As of November 30, 2001, none of Spartan Connecticut Municipal Income's income was subject to state income taxes. Note that the fund may invest in securities whose income is subject to the federal alternative minimum tax.

CTR/CTMB-02-02 October 30, 2002
1.475746.108

The following information replaces similar information found in the "Distributions and Taxes" section on page 29.

Generally, each fund purchases municipal securities whose interest, in the opinion of the issuer's bond counsel, is free from federal income tax. FMR does not guarantee that this opinion is correct and there is no assurance that the IRS will agree with bond counsel's opinion. Issuers or other parties generally enter into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable retroactive to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal and state tax treatment of the structure.

Effective September 18, 2002, Mr. Stavropoulos serves as a Trustee of Fidelity Court Street Trust II. The following information replaces similar information in the "Trustees and Officers" section beginning on page 30.

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Trustee of Fidelity Court Street Trust II. Member of the Advisory Board of Fidelity Court Street Trust (2000). Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Effective July 18, 2002, Mr. Morrison serves as Vice President of Spartan Connecticut Municipal Income. The following information has been added to the "Trustees and Officers" section beginning on page 30.

Charles S. Morrison (43)

Year of Election or Appointment: 2002

Vice President of Spartan Connecticut Municipal Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Effective July 18, 2002, Mr. Knox serves as Assistant Treasurer of Connecticut Municipal Money Market and Spartan Connecticut Municipal Income. The following information has been added to the "Trustees and Officers" section beginning on page 30.

Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Connecticut Municipal Money Market and Spartan Connecticut Municipal Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), Compliance Officer of FMR Corp., and Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002) and Fidelity Management & Research (Far East) Inc. (1991-2002).

Effective June 1, 2002, Mr. Fischer no longer serves as Vice President of Spartan Connecticut Municipal Income. The following information has been removed from the "Trustees and Officers" section on page 32.

GEORGE A. FISCHER (40) is Vice President of Spartan Connecticut Municipal Income (1997) and other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Fischer managed a variety of Fidelity funds.

Effective July 18, 2002, Mr. Greer no longer serves as Vice President of Connecticut Municipal Money Market. The following information has been removed from the "Trustees and Officers" section on page 32.

BOYCE I. GREER (46) is Vice President of Connecticut Municipal Money Market (1997). He serves as Executive Vice President of Fidelity's Fixed-Income Division (2000), Vice President and Group Leader of Fidelity's Money Market Funds (1997), Senior Vice President of FMR (1997), and Vice President of FIMM (1998). Previously, Mr. Greer served as Vice President and Group Leader of Fidelity's Municipal Fixed-Income Investments (1995-1997) and Vice President and Group Leader of Fidelity's Municipal Bond Funds (2000).

Effective July 18, 2002, Mr. Murphy no longer serves as Vice President of Spartan Connecticut Municipal Income. Effective July 18, 2002, Mr. Murphy serves as Vice President of Connecticut Municipal Money Market. The following information replaces similar information in the "Trustees and Officers" section on page 32.

David L. Murphy (54)

Year of Election or Appointment: 2002

Vice President of Connecticut Municipal Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also Vice President of FIMM (2000) and FMR (1998). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Effective July 18, 2002, Mr. Maloney no longer serves as Assistant Treasurer of Connecticut Municipal Money Market and Spartan Connecticut Municipal Income. The following information has been removed from the "Trustees and Officers" section on page 33.

PAUL F. MALONEY (52) is Assistant Treasurer of Connecticut Municipal Money Market (2001) and Spartan Connecticut Municipal Income (2001). Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

SUPPLEMENT TO THE

FIDELITY® NEW JERSEY MUNICIPAL MONEY MARKET FUND
SPARTAN® NEW JERSEY MUNICIPAL MONEY MARKET FUND
SPARTAN NEW JERSEY MUNICIPAL INCOME FUND

January 26, 2002

STATEMENT OF ADDITIONAL INFORMATION

The following information replaces fundamental investment limitations (6) and (10) for Fidelity New Jersey Municipal Money Market Fund in the "Investment Policies and Limitations" section on page 2.

(6) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(10) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following information replaces fundamental investment limitations (6) and (10) for Spartan New Jersey Municipal Money Market Fund in the "Investment Policies and Limitations" section on page 2.

(6) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(10) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following information supplements the information found in the "Investment Policies and Limitations" section beginning on page 2.

Swap Agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease the fund's exposure to long-term interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

The most significant factor in the performance of swap agreements is the change in the specific interest rate, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. A fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

The following information replaces the similar information found in the "Investment Policies and Limitations" section on page 6.

Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities. A municipal fund's uninvested cash may earn credits that reduce fund expenses.

The following information replaces similar information found in the "Distribution and Taxes" section on page 32.

Generally, each fund purchases municipal securities whose interest, in the opinion of the issuer's bond counsel, is free from federal income tax. FMR does not guarantee that this opinion is correct and there is no assurance that the IRS will agree with bond counsel's opinion. Issuers or other parties generally enter into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable retroactive to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal and state tax treatment of the structure.

NJNB-02-03 October 30, 2002
1.475765.110

The following information has been removed from the "Trustees and Officers" section on page 35.

BOYCE I. GREER (45) is Vice President of New Jersey Municipal Money Market (1997) and Spartan New Jersey Municipal Money Market (1997). He serves as Executive Vice President of Fidelity's Fixed-Income Division (2000), Vice President and Group Leader of Fidelity's Money Market Funds (1997), Senior Vice President of FMR (1997), and Vice President of FIMM (1998). Previously, Mr. Greer served as Vice President and Group Leader of Fidelity's Municipal Fixed-Income Investments (1995-1997) and Vice President and Group Leader of Fidelity's Municipal Bond Funds (2000).

PAUL F. MALONEY (52) is Assistant Treasurer of New Jersey Municipal Money Market (2001), Spartan New Jersey Municipal Money Market (2001), and Spartan New Jersey Municipal Income (2001). Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

The following information supplements the biographical information found in the "Trustees and Officers" section beginning on page 33.

James K. Miller (38)

Year of Election or Appointment: 2002

Vice President of New Jersey Municipal Money Market and Spartan New Jersey Municipal Money Market. Mr. Miller is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Miller served as an analyst and portfolio manager.

Charles S. Morrison (41)

Year of Election or Appointment: 2002

Vice President of Spartan New Jersey Municipal Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Francis V. Knox, Jr. (54)

Year of Election or Appointment: 2002

Assistant Treasurer of New Jersey Municipal Money Market, Spartan New Jersey Municipal Money Market, and Spartan New Jersey Municipal Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), Compliance Officer of FMR Corp., and Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002) and Fidelity Management & Research (Far East) Inc. (1991-2002).

The following information replaces the biographical information for David L. Murphy found in the "Trustees and Officers" section on page 35.

David L. Murphy (53)

Year of Election or Appointment: 2002

Vice President of New Jersey Municipal Money Market and Spartan New Jersey Municipal Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also Vice President of FIMM (2000) and FMR (1998). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Effective March 1, 2002, Robert A. Dwight no longer serves as Treasurer of the Fidelity funds. The following information has been removed from the "Trustees and Officers" section on page 35.

ROBERT A. DWIGHT (43) is Treasurer of New Jersey Municipal Money Market (2000), Spartan New Jersey Municipal Money Market (2000), and Spartan New Jersey Municipal Income (2000). Mr. Dwight also serves as Treasurer of other Fidelity funds (2000) and Vice President of FMR (2000). Prior to becoming Treasurer of the Fidelity funds, he served as President of Fidelity Accounting and Custody Services (FACS). He also served as Vice President of FMR Co., Inc. (2001). Before joining Fidelity, Mr. Dwight was Senior Vice President of fund accounting operations for The Boston Company.

Effective March 18, 2002, Maria F. Dwyer serves as Treasurer of the Fidelity funds. The following information replaces the similar information found in the "Trustees and Officers" section on page 35.

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

Treasurer of New Jersey Municipal Money Market, Spartan New Jersey Municipal Money Market, and Spartan New Jersey Municipal Income. She also serves as Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

SUPPLEMENT TO THE
FIDELITY® FLORIDA MUNICIPAL MONEY MARKET FUND
A Fund of Fidelity Court Street Trust II
SPARTAN® FLORIDA MUNICIPAL INCOME FUND
A Fund of Fidelity Court Street Trust

January 26, 2002
STATEMENT OF ADDITIONAL INFORMATION

The following information replaces the similar information found under the heading "Investment Limitations of Fidelity® Florida Municipal Money Market Fund" in the "Investment Policies and Limitations" section on page 2.

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following information supplements the information found in the "Investment Policies and Limitations" section beginning on page 2.

Swap Agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease the fund's exposure to long-term interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

The most significant factor in the performance of swap agreements is the change in the specific interest rate, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. A fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

The following information replaces similar information found in the "Distributions and Taxes" section on page 29.

Generally, each fund purchases municipal securities whose interest, in the opinion of the issuer's bond counsel, is free from federal income tax. FMR does not guarantee that this opinion is correct and there is no assurance that the IRS will agree with bond counsel's opinion. Issuers or other parties generally enter into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable retroactive to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal and state tax treatment of the structure.

SFCB-02-02 October 30, 2002
1.475743.108

Effective September 18, 2002, William S. Stavropoulos was elected to the Board of Trustees of Fidelity Court Street Trust II. The following information replaces the similar information found in the "Trustees and Officers" section on page 32.

William S. Stavropoulos (63)

Year of Election or Appointment: 2002 or 2000

Trustee of Fidelity Court Street Trust II (2002). Member of the Advisory Board of Fidelity Court Street Trust (2000). Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Effective March 1, 2002, Robert A. Dwight no longer serves as Treasurer of the Fidelity funds. The following information has been removed from the "Trustees and Officers" section on page 32.

ROBERT A. DWIGHT (43) is Treasurer of Florida Municipal Money Market (2000) and Spartan® Florida Municipal Income (2000). Mr. Dwight also serves as Treasurer of other Fidelity funds (2000) and Vice President of FMR (2000). Prior to becoming Treasurer of the Fidelity funds, he served as President of Fidelity Accounting and Custody Services (FACS). He also served as Vice President of FMR Co., Inc. (2001). Before joining Fidelity, Mr. Dwight was Senior Vice President of fund accounting operations for The Boston Company.

Effective March 18, 2002, Maria F. Dwyer serves as Treasurer of the Fidelity funds. The following information replaces the similar information found in the "Trustees and Officers" section on page 32.

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

Treasurer of Florida Municipal Money Market and Spartan Florida Municipal Income. She also serves as Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Effective June 1, 2002, Christine Jones Thompson no longer serves as Vice President of Spartan Florida Municipal Income Fund. The following information has been removed from the "Trustees and Officers" section on page 32.

CHRISTINE JONES THOMPSON (43) is Vice President of Spartan Florida Municipal Income (1998) and other funds advised by FMR. Prior to assuming her current responsibilities, Ms. Thompson managed a variety of Fidelity funds.

Effective July 18, 2002, Boyce I. Greer no longer serves as Vice President of Fidelity Florida Municipal Money Market Fund. The following information has been removed from the "Trustees and Officers" section on page 32.

BOYCE I. GREER (45) is Vice President of Florida Municipal Money Market (1997). He serves as Executive Vice President of Fidelity's Fixed-Income Division (2000), Vice President and Group Leader of Fidelity's Money Market Funds (1997), Senior Vice President of FMR (1997), and Vice President of FIMM (1998). Previously, Mr. Greer served as Vice President and Group Leader of Fidelity's Municipal Fixed-Income Investments (1995-1997) and Vice President and Group Leader of Fidelity's Municipal Bond Funds (2000).

Effective July 18, 2002, Paul F. Maloney no longer serves as Assistant Treasurer of the Fidelity funds. The following information has been removed from the "Trustees and Officers" section on page 32.

PAUL F. MALONEY (51) is Assistant Treasurer of Florida Municipal Money Market (2001) and Spartan Florida Municipal Income (2001). Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

Effective July 18, 2002, David L. Murphy serves as Vice President of Fidelity Florida Municipal Money Market Fund and no longer serves as Vice President of Spartan Florida Municipal Income Fund. The following information replaces the similar information found in the "Trustees and Officers" section on page 32.

David L. Murphy (54)

Year of Election or Appointment: 2002

Vice President of Florida Municipal Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also Vice President of FIMM (2000) and FMR (1998). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Effective July 18, 2002, Charles S. Morrison serves as Vice President of Spartan Florida Municipal Income Fund. The following information supplements the similar information found in the "Trustees and Officers" section beginning on page 30.

Charles S. Morrison (41)

Year of Election or Appointment: 2002

Vice President of Spartan Florida Municipal Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Effective July 18, 2002, Francis V. Knox, Jr. serves as Assistant Treasurer of the Fidelity funds. The following information supplements the similar information found in the "Trustees and Officers" section beginning on page 30.

Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Florida Municipal Money Market and Spartan Florida Municipal Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), Compliance Officer of FMR Corp., and Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002) and Fidelity Management & Research (Far East) Inc. (1991-2002).